SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE CURRENCY RATE
	June 30, 2024	June 30, 2025
S$ to US$ Year End	1.3552	1.2825
S$ to US$ Average Rate	1.3482	1.3248

SCHEDULE OF EXPECTED USEFUL LIVES
Expected useful life
Renovation	5 years
Furniture & Fittings	3 years
Office Equipment	5 years
Machinery and equipment	5 years
Motor vehicles	5 years